Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Beginning balance	₩ 109,119	₩ 126,719
Reclassification		(10,620)
Dividends received	(15,200)	(4,461)	₩ (4,068)
Equity income on investments	(3,061)	5,558	7,780
Other comprehensive income (loss)	(2,679)	(11,603)
Other gain (loss)	(3,850)	3,526
Ending balance	84,329	109,119	126,719
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	42,784	48,398
Dividends received	(15,200)	(4,361)
Equity income on investments	(1,427)	2,834
Other comprehensive income (loss)	(1,957)	(4,087)
Ending balance	24,200	42,784	48,398
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	66,335	78,321
Reclassification		(10,620)
Dividends received	0	(100)
Equity income on investments	(1,634)	2,724
Other comprehensive income (loss)	(722)	(7,516)
Other gain (loss)	(3,850)	3,526
Ending balance	₩ 60,129	₩ 66,335	₩ 78,321